DISTRIBUTIONS DISTRIBUTIONS (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended				6 Months Ended
	Jun. 30, 2026		Jun. 30, 2025		Jun. 30, 2026		Jun. 30, 2025
Disclosure of classes of share capital [line items]
Partnership distributions	$ 447	[1]	$ 420	[2]	$ 894	[3]	$ 841	[4]
Preferred unitholders	14	[1]	16	[2]	28	[3]	32	[4]
Total Distributions	$ 461		$ 436		$ 922		$ 873
Preferred unitholders (usd per share)	$ 310,000		$ 0.29		$ 620,000		$ 0.57
BIPC exchangeable shares and class A.2 exchangeable shares
Disclosure of classes of share capital [line items]
Partnership distributions	$ 62		$ 57		$ 123		$ 114
Dividends recognised as distributions to owners per share (in dollars per share)	$ 460,000		$ 0.43		$ 910,000		$ 0.86
Exchangeable units
Disclosure of classes of share capital [line items]
Partnership distributions	$ 3		$ 2		$ 5		$ 4
Dividends recognised as distributions to owners per share (in dollars per share)	$ 460,000		$ 0.43		$ 910,000		$ 0.86
Preferred unitholders capital
Disclosure of classes of share capital [line items]
Preferred unitholders	$ 10		$ 12		$ 20		$ 24
Perpetual subordinated notes
Disclosure of classes of share capital [line items]
Partnership distributions	$ 4		$ 4		$ 8		$ 8
Dividends recognised as distributions to owners per share (in dollars per share)	$ 320,000		$ 0.32		$ 640,000		$ 0.64
Limited Partners
Disclosure of classes of share capital [line items]
Partnership distributions	$ 208		$ 198		$ 417		$ 397
Dividends recognised as distributions to owners per share (in dollars per share)	$ 460,000		$ 0.43		$ 910,000		$ 0.86
General partner
Disclosure of classes of share capital [line items]
Partnership distributions	$ 88	[1]	$ 81	[2]	$ 176	[3]	$ 162	[4]
Redeemable Partnership Units held by Brookfield
Disclosure of classes of share capital [line items]
Partnership distributions	$ 86		$ 82		$ 173		$ 164
Dividends recognised as distributions to owners per share (in dollars per share)	$ 460,000		$ 0.43		$ 910,000		$ 0.86
General partner
Disclosure of classes of share capital [line items]
Dividends recognised as incentive distributions to owners	$ 87		$ 80		$ 174		$ 160

[1]	Refer to Note 17, Distributions.
[2]	Refer to Note 17, Distributions.
[3]	Refer to Note 17, Distributions.
[4]	Refer to Note 17, Distributions. 4.Refer to Note 6, Acquisition of Businesses.